Income Taxes - Schedule of Reconciliation of Effective Tax Rate and Statutory Income Tax Rate Applicable to PRC Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income Tax Disclosure [Abstract]
Loss before income tax expenses	¥ (928,660)		¥ (913,824)	¥ (253,567)
Income tax expenses computed at applicable tax rates of 25%	(232,165)		(228,456)	(63,392)
Non-deductible and super deduction expenses	(8,013)		(3,490)	2,477
Effect of tax holidays and preferential tax rates	64,029		130,296	24,808
Change in valuation allowance	176,149		101,650	36,107
Income tax expenses	¥ 0	$ 0	¥ 0	¥ 0